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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Quarter Ended:  6/30/01
                              -----------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     Heitman/PRA Securities Advisors LLC
          ---------------------------------------------
 Address:  180 North LaSalle Street, Suite 3600
          ---------------------------------------------
           Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Nancy B. Lynn
          ---------------------------------------------
 Title:    Vice President
          ---------------------------------------------
 Phone:    312-849-4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                    FORM 13F
      Name of Reporting Manager: Heitman/PRA Securities Advisors LLC - 2Q01

              Item 1:           Item 2:            Item 3:       Item 4:       Item 5:               Item 6:
                                                                              Shares of        Investment Discretion
          Name of Issuer        Title of            CUSIP       Fair Market   Principal (a) Sole   (b) Shared- (c) Shared-
                                 Class              Number         Value       Amount              As Defined    Other
                                                                                                   in Instr. V
Common:
Apartment Investment &
Management Company             Common Stock        03748R101  $ 58,546,805.00 1,214,664 1,214,664
Avalonbay Communities, Inc.    Common Stock         53484101  $ 43,715,224.00   935,085   935,085
Brandywine Realty              Common Stock        105368203  $ 30,286,801.00 1,349,078 1,349,078
Bedford Property Investor      Common Stock         76446301  $ 20,751,101.00   990,506   990,506
Brookfield Properties Corp.    Common Stock        112900105  $ 28,670,905.00 1,500,309 1,500,309
CBL & Associates Properties    Common Stock        124830100  $ 24,576,399.00   800,795   800,795
Catellus Development           Common Stock        149111106  $ 21,386,982.00 1,225,615 1,225,615
Charter Municipal Mtg. Accptc. Common Stock        160908109  $    159,500.00    10,000    10,000
Cadiz Inc.                     Common Stock        127537108  $    108,000.00    12,000    12,000
Mack-Cali Realty Corporation   Common Stock        554489104  $ 11,128,133.00   390,735   390,735
Chelsea GCA Realty, Inc        Common Stock        163262108  $  9,607,606.00   204,853   204,853
Camden Property Trust          Common Stock        133131102  $ 22,827,657.00   622,007   622,007
Cabot Industrial Trust         Common Stock        127072106  $ 12,543,300.00   597,300   597,300
Duke-Weeks Realty Corporation  Common Stock        264411505  $ 32,362,279.00 1,302,305 1,302,305
EastGroup Properties           Common Stock        277276101  $ 12,970,728.00   573,926   573,926
                               Common Stock
Equity Office Properties       Beneficial Interest 294741103  $ 51,670,895.00 1,633,604 1,633,604
                               Common Stock
Equity Residential Properties  Beneficial Interest 29476L107  $ 46,217,523.00   817,286   817,286
Essex Property Trust, Inc      Common Stock        297178105  $ 26,379,528.00   532,382   532,382
First Industrial Realty        Common Stock        32054K103  $    424,248.00    13,200    13,200
Federal Realty Trust           Common Stock        313747206  $ 13,803,300.00   665,540   665,540
General Growth Properties, Inc Common Stock        370021107  $ 42,044,470.00 1,068,203 1,068,203
Host Marriott Corp.            Common Stock        44107P104  $ 24,549,341.00 1,960,810 1,960,810
Starwood Lodging               Common Stock        85590A203  $ 28,197,846.00   756,380   756,380
Hospitality Properties Trust   Common Stock        44106M102  $ 14,933,943.00   523,998   523,998
Kimco Realty Corporation       Common Stock        49446R109  $ 22,102,412.00   466,788   466,788
Kilroy Realty                  Common Stock        49427F108  $ 20,798,148.00   714,713   714,713
Manufactured Home Communities  Common Stock        564682102  $  5,766,036.00   205,197   205,197
NVR Inc.                       Common Stock        62944T105  $    296,000.00     2,000     2,000
Pacific Gulf Properties, Inc   Common Stock        694396102  $  8,301,059.00 1,697,558 1,697,558
Philips International Realty   Common Stock        718333107  $  4,023,289.00   957,926   957,926
Prologis Trust                 Common Stock        743410102  $ 53,855,806.00 2,370,414 2,370,414
Pan Pacific Realty             Common Stock        69806L104  $ 12,147,148.00   467,198   467,198
                               Common Stock
Prentiss Properties Trust      Beneficial Interest 740706106  $ 19,519,702.00   742,194   742,194
Post Properties, Inc.          Common Stock        737464107  $    495,835.00    13,100    13,100
Public Storage, Inc            Common Stock        74460D109  $    147,311.38 1,005,030 1,005,030
Public Storage - Dep Shares A  Common Stock        74460D729  $    336,000.00    12,500    12,500
PS Business Parks, Inc/CA      Common Stock        69360J107  $ 18,972,716.00   677,597   677,597
Reckson Associates Realty Corp Common Stock        75621K106  $    231,334.00     9,400     9,400
Security Capital Group Series  Common Stock        81413P204  $ 16,834,160.00   786,643   786,643
Istar Financial Inc.           Common Stock        45031U101  $    239,700.00     8,500     8,500
Spieker Properties, Inc        Common Stock        848497103  $ 64,284,625.00 1,072,304 1,072,304
Sun Communities, Inc.          Common Stock        866674104  $    504,223.00   504,223   504,223
Taubman Centers, Inc.          Common Stock        876664103  $ 14,497,602.00 1,035,543 1,035,543
Georgia-Pacific                Common Stock        373298702  $    486,200.00    13,600    13,600
Trizec Hahn Corporation        Common Stock        896938107  $ 16,042,780.00   881,956   881,956
Vornado Realty Trust           Common Stock        929042109  $    433,344.00    11,100    11,100
Weingarten Realty              Common Stock        948741103  $  4,016,660.00    91,600    91,600
                               Subtotal Common                $862,194,604.38

                                    Grand Total               $862,194,604.38


                             [WIDE TABLE CONTINUED]

              Item 1:                                             Item 8:
                                            Item 7:     Voting Authority (Shares)
          Name of Issuer                    Managers  (a) Sole (b) Shared (c) None
                                         See Instr. V
Common:
Apartment Investment &
Management Company                                      999,863            214,801
Avalonbay Communities, Inc.                             787,012            148,073
Brandywine Realty                                     1,115,235            233,843
Bedford Property Investor                               858,114            132,392
Brookfield Properties Corp.                           1,234,559            265,750
CBL & Associates Properties                             686,863            113,932
Catellus Development                                  1,054,822            170,793
Charter Municipal Mtg. Accptc.                           10,000
Cadiz Inc.                                               12,000
Mack-Cali Realty Corporation                            339,512             51,223
Chelsea GCA Realty, Inc                                 178,491             26,362
Camden Property Trust                                   536,477             85,530
Cabot Industrial Trust                                  450,400            146,900
Duke-Weeks Realty Corporation                         1,075,738            226,567
EastGroup Properties                                    494,612             79,314

Equity Office Properties                              1,396,449            237,155

Equity Residential Properties                           705,988            111,298
Essex Property Trust, Inc                               431,539            100,843
First Industrial Realty                                  13,200
Federal Realty Trust                                    576,794             88,746
General Growth Properties, Inc                          894,429            173,774
Host Marriott Corp.                                   1,597,640            363,170
Starwood Lodging                                        647,714            108,666
Hospitality Properties Trust                            449,696             74,302
Kimco Realty Corporation                                403,012             63,776
Kilroy Realty                                           573,086            141,627
Manufactured Home Communities                           176,818             28,379
NVR Inc.                                                  2,000
Pacific Gulf Properties, Inc                          1,290,091            407,467
Philips International Realty                            825,252            132,674
Prologis Trust                                        1,962,865            407,549
Pan Pacific Realty                                      404,281             62,917

Prentiss Properties Trust                               599,088            143,106
Post Properties, Inc.                                    13,100
Public Storage, Inc                                     861,855            143,175
Public Storage - Dep Shares A                            12,500
PS Business Parks, Inc/CA                               542,690            134,907
Reckson Associates Realty Corp                            9,400
Security Capital Group Series                           679,495            107,148
Istar Financial Inc.                                      8,500
Spieker Properties, Inc                                 905,083            167,221
Sun Communities, Inc.                                   437,418             66,805
Taubman Centers, Inc.                                   816,551            218,992
Georgia-Pacific                                          13,600
Trizec Hahn Corporation                                 737,120            144,836
Vornado Realty Trust                                     11,100
Weingarten Realty                                        80,900             10,700
